SCHEDULE OF OTHER PAYABLES (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Excise Tax		$ 1,569	$ 1,569
Accrued expenses		1,596	31
Employees, salaries and related liabilities		1,008	726
Liabilities for grants received (see also note 24)		177	153
Related party			4
Total	$ 4,140	$ 4,350	$ 2,483